Condensed financial information of the parent company - Statement of changes in cash flows (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Result before taxation		€ 7,772	€ 6,037	€ 17,358
Taxation paid		2,754	2,700	1,474
– Net change in Loans and advances to/from banks, not available/payable on demand		(7,736)	12,693	(5,837)
– Other		(542)	2,320	(123)
Net cash flow from/(used in) operating activities		(22,544)	(11,340)	(11,112)
Cash flows from investing activities
Net cash flow from/(used in) investing activities		(6,033)	(8,545)	(5,307)
Cash flows from financing activities
Proceeds from debt securities1	[1]	124,701	116,436	92,707
Repayments of debt securities1	[1]	(113,014)	(90,574)	(82,844)
Proceeds from issuance of subordinated loans		4,603	2,225	983
Repayments of subordinated loans		(2,931)	(2,894)	(1,090)
Purchase/sale of treasury shares		(3,817)	(3,531)	(1,717)
Dividends paid		(3,879)	(2,967)	(3,093)
Other financing		0	0	0
Net cash flow from/(used in) financing activities		5,374	18,404	4,649
Net cash flow		(23,203)	(1,481)	(11,770)
Cash and cash equivalents at beginning of year		93,012	95,391	107,665
Effect of exchange rate changes on cash and cash equivalents		(740)	(898)	(504)
Cash and cash equivalents at end of year		69,069	93,012	95,391
Parent company
Cash flows from operating activities
Result before taxation		273	167	7
– non-cash items in Result before tax		232	221	213
Taxation paid		0	0	16
– Net change in Loans and advances to/from banks, not available/payable on demand		(5,899)	(6,485)	(8,191)
– Other		(66)	19	(84)
Net cash flow from/(used in) operating activities		(5,461)	(6,079)	(8,040)
Cash flows from investing activities
– dividends received from group companies		4,986	10,269	6,277
– securities at amortised cost			1,000
Net cash flow from/(used in) investing activities		4,986	11,269	6,277
Cash flows from financing activities
Proceeds from debt securities1		9,480	6,012	11,176
Repayments of debt securities1		(3,695)	(4,591)	(4,302)
Proceeds from issuance of subordinated loans		4,492	2,240	993
Repayments of subordinated loans		(2,944)	(2,132)	(1,090)
Purchase/sale of treasury shares		(3,817)	(3,524)	(1,721)
Dividends paid		(3,626)	(2,964)	(3,052)
Other financing
Net cash flow from/(used in) financing activities		(109)	(4,959)	2,004
Net cash flow		(583)	231	241
Cash and cash equivalents at beginning of year		614	383	142
Effect of exchange rate changes on cash and cash equivalents		0	0	0
Cash and cash equivalents at end of year		€ 31	€ 614	€ 383

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities